Share-based compensation - Summary of Total Stock-based Compensation Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	$ 2,586	$ 1,159	$ 525
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	683	568	322
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	$ 1,903	$ 591	$ 203